Significant Accounting Policies, Revenue Recognition (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenue Recognition [Abstract]
Demurrage income	$ 306	$ 760
Despatch expense	$ 71	$ 251